Condensed consolidating information on certain US subsidiaries	12 Months Ended
Dec. 31, 2020
Disclosure Of Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed consolidating information on certain US subsidiaries	Condensed consolidating information on certain US subsidiariesOn June 30, 2020, bp completed the sale of all its interest in BP Exploration (Alaska) Inc., to Hilcorp Energy, and BP Exploration (Alaska) Inc. is therefore no longer a subsidiary of BP p.l.c. Accordingly, bp is no longer presenting condensed consolidating information on BP Exploration (Alaska) Inc. as a subsidiary issuer of registered securities pursuant to Rule 3-10 of Regulation S-X. BP p.l.c. will continue to fully and unconditionally guarantee the payment obligations under the BP Prudhoe Bay Royalty Trust. BP p.l.c. also fully and unconditionally guarantees securities issued by BP Capital Markets p.l.c. and BP Capital Markets America Inc., which are 100%-owned finance subsidiaries of BP p.l.c.